Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 6,624,600	$ 8,968,814
Restricted cash	19,129	503,544
Accounts and notes receivable, net	3,482,173	2,393,902
Accounts receivable - related parties	82,483	327,556
Inventories, net	3,350,016	2,206,329
Prepayments, net	594,705	726,991
Prepayments - related parties, net	3,004,775	3,815,321
Other receivables and other current assets, net	345,402	507,523
Other receivables - related parties	1,196,351	320,447
Total current assets	18,699,634	19,770,427
NON-CURRENT ASSETS
Prepaid expenses and deposits	29,173	79,088
Prepayment for land use right	0	1,987,685
Long-term investment	2,273,486	205,499
Operating right-of-use assets and land use rights	1,134,532	1,411,033
Finance right-of-use assets	0	221,847
Intangible assets, net	241,831	59,148
Property and equipment, net	7,133,587	6,173,176
Total non-current assets	10,812,609	10,137,476
Total assets	29,512,243	29,907,903
CURRENT LIABILITIES
Accounts payable	1,857,160	1,359,244
Accounts payable - related parties	230,694	79,988
Contract liabilities	3,153,875	6,115,315
Accrued expenses and other payables	1,911,266	1,450,005
Other payables - related parties	791,887	338,453
Current portion of banking facilities	93,404	80,588
Short-term loans - banks	714,990	0
Current portion of operating lease liabilities	218,229	184,201
Current portion of operating lease liabilities - related party	118,107	168,551
Current portion of finance lease liabilities	0	123,762
Taxes payable	557,204	703,264
Total current liabilities	9,646,816	10,603,371
NON-CURRENT LIABILITIES
Banking facilities	1,182,914	1,161,174
Operating lease liabilities	551,895	692,329
Operating lease liabilities - related party	38,897	190,752
Deferred revenue	57,199	0
Total non-current liabilities	1,830,905	2,044,255
Total liabilities	11,477,721	12,647,626
SHAREHOLDERS' EQUITY
Additional paid-in capital	3,103,802	3,135,124
Retained earnings	15,037,127	15,050,543
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(22,020)	(1,012,187)
Total Tungray Technologies Inc shareholders' equity	18,369,305	17,423,876
NONCONTROLLING INTERESTS	(334,783)	(163,599)
TOTAL EQUITY	18,034,522	17,260,277
Total liabilities and equity	29,512,243	29,907,903
Common Class A
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	1,179	1,179
TOTAL EQUITY	1,179	1,179
Common Class B
SHAREHOLDERS' EQUITY
Ordinary Shares, Value	456	456
TOTAL EQUITY	$ 456	$ 456